Leases - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
Lease income	¥ 1,698	¥ 1,879	¥ 2,794
Right-of-use asset for operating leases	¥ 138,708	¥ 156,791